FINANCIAL ASSETS PLEDGED AS COLLATERAL	9 Months Ended
Sep. 30, 2024
Disclosure of financial assets pledged as collateral [abstract]
FINANCIAL ASSETS PLEDGED AS COLLATERAL

NOTE 7. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the period/fiscal year under analysis are detailed below:

Item	09.30.24	12.31.23
Deposits as Collateral	910,498,756	578,177,559
Special Accounts as Collateral: Argentine Central Bank	225,710,492	197,498,064
Forward Purchases of Monetary Regulation Instruments	77,529,934	94,275,958
Less: Allowances	(57,355)	(14,512)
Total	1,213,681,827	869,937,069
Restricted availability assets are detailed in Note 36.2.